Net finance costs (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net finance cost
Interest income	€ 74	€ 80
Finance income	74	80
Net foreign exchange transaction gains (losses)	(342,981)	68,916
Interest expense on lease liabilities	(15,936)
Sundry finance expenses	(79,425)	(135,260)
Finance costs	438,342	66,344
Net finance costs	€ (438,268)	€ (66,264)